UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23297

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Infinity Long/Short Equity Fund, LLC.

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2019

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to The Members is attached herewith.

INFINITY LONG/SHORT EQUITY FUND, LLC

(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2019

(Unaudited)

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Infinity Long/Short Equity Fund, LLC’s shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1-(877)-775-7751. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

INFINITY LONG/SHORT EQUITY FUND, LLC

(a Delaware Limited Liability Company)

For the Six Months Ended September 30, 2019

(Unaudited)

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Schedule of Investments
September 30, 2019 (Unaudited)

	Redemptions	Redemption	Investment			Original
Investment Funds (87.53%)	Permitted	Notice Period	Strategy	Cost	Fair Value	Acquisition Date

Coatue Qualified Partners, L.P. [a,b,c]	Quarterly	45 Days	Fundamental (TMT Focus)	$2,300,000	$2,695,838	10/1/2016
Jana Partners Qualified, L.P. Class A [a,b]	Quarterly	60 Days	Event Driven Long/Short Activist	76,679	69,976	10/1/2017
MW Eureka (US) Fund Class A2 [a,b]	Monthly	30 Days	Fundamental & Quantitative	3,117,145	3,600,163	10/1/2016
Renaissance Institutional Equities Fund LLC [a,b]	Monthly	45 Days	Quantitative	2,935,254	3,901,395	10/1/2016
Swiftcurrent Offshore, Ltd. [a,b,c]	Semi-Annually	90 Days	Fundamental	2,400,000	2,422,477	10/1/2017
Two Sigma Spectrum Cayman Fund, Ltd. [a,b,d]	Quarterly	55 Days	Quantitative	3,240,560	3,550,661	1/1/2018
Total Investment Funds (cost $14,069,638) (87.53%)					16,240,510

Total Investment (cost $14,069,638) (87.53%)					$16,240,510
Other assets in excess of liabilities (12.47%)					2,313,999
Members' Equity - 100.00%					$18,554,509

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c  Early redemption penalties may apply.

d The investment fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the investment fund.

INVESTMENT STRATEGIES OF INVESTMENT FUND HOLDINGS AS A PERCENTAGE OF TOTAL NET ASSETS

Percentages as a percentage of total net assets are as follows:

The accompanying notes are an integral part of these Financial Statements.

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity
September 30, 2019 (Unaudited)

Assets
Investments, at fair value (cost $14,069,638)	$16,240,510
Cash	1,557,642
Receivable for investments sold	171,701
Investments in Investment Funds paid in advance	1,000,000
Total Assets	18,969,853

Liabilities
Payable for shares repurchased	357,495
Accounting and administration fees payable	31,031
Professional fees payable	23,931
Custody fees payable	1,298
Other fees payable	1,589
Total Liabilities	415,344

Members' Equity	$18,554,509

Members' Equity consists of:
Members' Equity paid-in	$17,173,981
Total distributable earnings	1,380,528

Total Members' Equity	$18,554,509

Number of Shares Outstanding	16,821.430

Members' Equity per Share	$1,103.03

The accompanying notes are an integral part of these Financial Statements.

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Six Months Ended September 30, 2019

Income
Miscellaneous Income	$120

Expenses
Investment management fee	118,535
Accounting and administration fees	62,352
Professional fees	50,869
Managers' fees	14,000
Other expenses	6,393
Chief Compliance Officer fees	5,266
Insurance fees	2,662
Custody fees	1,167
Total Operating Expenses	261,244

Expense Waivers	(118,535)

Net Expenses	142,709

Net Investment Loss	(142,589)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investments	(207,223)
Net change in unrealized appreciation on investments	507,495

Net Realized and Unrealized Gain on Investments	300,272

Net Increase in Members' Equity from Operations	$157,683

The accompanying notes are an integral part of these Financial Statements.

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members' Equity

	For the
	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019

Operations
Net investment loss	$(142,589)	$(303,252)
Net realized loss on investments	(207,223)	(130,283)
Net change in unrealized appreciation on investments	507,495	559,896
Net change in Members' equity from operations	157,683	126,361

Distributions to Members
Distributions	-	(198,332)
Net change in Members' equity from distributions to Members	-	(198,332)

Capital Share Transactions
Sale of shares	-	75,000
Reinvested distributions	-	198,332
Shares repurchased	(469,033)	(1,131,831)
Net change in Members' equity from capital transactions	(469,033)	(858,499)

Total Decrease	(311,350)	(930,470)

Members' Equity
Beginning of period	18,865,859	19,796,329
End of period	$18,554,509	$18,865,859

The accompanying notes are an integral part of these Financial Statements.

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Six Months Ended September 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$157,683
Adjustments to reconcile Net Increase in Members' Equity from
Operations to net cash provided by operating activities:
Net realized loss from investments	207,223
Net change in unrealized appreciation on investments	(507,495)
Purchases of Investment Funds	(2,600,000)
Proceeds from Investment Funds sold	3,902,366
Changes in operating assets and liabilities:
Increase in accounting and administration fees payable	12,266
Decrease in professional fees payable	(3,331)
Increase in custody fees payable	631
Decrease in other fees payable	(1,126)
Net Cash Provided by Operating Activities	1,168,217

CASH FLOWS FROM FINANCING ACTIVITIES
Payments for shares repurchased	(786,537)
Net Cash Used in Financing Activities	(786,537)

Net change in cash	381,680

Cash at beginning of period	1,175,962

Cash at end of period	$1,557,642

The accompanying notes are an integral part of these Financial Statements.

Infinity Long/Short Equity Fund, LLC
(a Delaware Limited Liability Company)
Financial Highlights

	For the					Period from October 1, 2016
	Six Months Ended					(Commencement
	September 30, 2019		Year Ended		Year Ended	of Operations)
	(Unaudited)		March 31, 2019		March 31, 2018*	to March 31, 2017

Members' Equity, Beginning of Period	$1,093.88		$1,098.86		$1,022.61	$1,000.00
Income from investment operations:
Net investment loss (1)	(8.31)		(17.02)		(13.97)	(5.31)
Net realized and unrealized gain on investments	17.46		23.27		91.18	27.92
Total from investment operations:	9.15		6.25		77.21	22.61

Distributions to Members
From net investment income	-		(0.74)		(0.96)	-
From net realized gains	-		(10.49)		-	-
Net change in Members' equity due to distributions to Members	-		(11.23)		(0.96)	-

Members' Equity, End of Period	$1,103.03		$1,093.88		$1,098.86	$1,022.61

Total Return (2)	0.84	%(3)	0.61%		7.55%	2.26	%(3)

Members' Equity, end of period (in thousands)	$18,555		$18,866		$19,796	$7,144
Net investment loss to average Members' equity	(1.50	)%(4)	(1.56)%		(1.29)%	(1.06	)%(4)
Ratio of gross expenses to average Members' equity (5)	2.75	%(4)	2.81%		2.68%	2.26	%(4)
Ratio of expense waiver to average Members' equity	(1.25	)%(4)	(1.25)%		(1.39)%	(1.20	)%(4)
Ratio of net expenses to average Members' equity	1.50	%(4)	1.56	%(6)	1.29%	1.06	%(4)
Portfolio Turnover	9.14	%(3)	4.20%		24.27%	0.18	%(3)

* As of October 4, 2017 the Fund registered as an investment company under the Investment Company Act of 1940, as amended.

(1) Based on average shares outstanding for the year.

(2) Total Return based on Members' equity is the combination of changes in Members' equity and reinvested dividend income in Members' equity, if any. Total Return does not reflect the impact of any applicable sales charges.

(3) Not annualized.

(4) Annualized.

(5) Represents the ratio of expenses to average Members' equity absent fee waivers and/or expense reimbursement by the  Adviser.

(6) The Fund's operating expenses include an excise tax, which is excluded from the Expense Limitation calculation.  If the excise tax was excluded from operating expenses, the net expense ratio would be 1.50%.

The accompanying notes are an integral part of these Financial Statements.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited)

1.	ORGANIZATION

Infinity Long/Short Equity Fund, LLC (the “Fund”) is a Delaware limited liability company organized under a Limited Liability Company Agreement dated June 22, 2016, and commenced operations on October 1, 2016. On October 4, 2017, the Fund filed its initial registration statement with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s amended registration statement was filed with the SEC on December 22, 2017. Infinity Capital Advisors, LLC serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles collectively, “Investment Funds”) based primarily in the United States that invest or trade, both long and short, in a wide range of securities, and, to a lesser extent, other property and currency interests. Certain of the Investment Funds in which the Fund may invest are commonly referred to as hedge funds. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked-up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Generally, the fair value of an Investment Fund is its net asset value. In the event that the Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect fair market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month-end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Adviser and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term (generally within the next calendar quarter for Investment Funds), etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term” (these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days).

In April 2015, the FASB issued Accounting Standards Update  (“ASU”)  2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in Investment Funds with a fair value of $16,240,510 are excluded from the fair value hierarchy as of September 30, 2019.

As of September 30, 2019, the Fund does not hold any investments that have to be included in the fair value hierarchy.

The Adviser generally categorizes the investment strategies of the Investment Funds into investment strategy categories. The investment objective of the long/short hedge funds is to outperform the equity markets with half to two-thirds of the indices’ volatility. The investment strategy of the fundamental, bottoms-up long/short equities managers is to perform balance sheet analysis, along with many other layers of company and industry specific analysis to uncover intrinsic values that does not match where the market is currently priced. They will buy stocks that are below their intrinsic value and they will short stocks they feel are above their intrinsic value. The sector specific Investment Fund managers rely on their deep expertise within their sector of focus and work to provide alpha through the active management of their sectors through deep fundamental analysis. The quantitative approach uses internally developed and tested algorithms and models that use market data to trade in the equity space.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0.50% to 2.0% annually of average net asset value of the Fund’s investment and incentive allocations typically ranging between 10.0% and 25.0% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; and all fees and expenses reasonably incurred in connection with the operation of the Fund, such as the investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, managers’ fees, and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Members

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its members (“Members”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the six months ended September 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. At September 30, 2019, the tax years ended March 31, 2017, March 31, 2018, and March 31, 2019 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships and passive foreign investment companies adjustments. These reclassifications have no effect on Members’ Equity or Members’ Equity per Share. For the tax year ended March 31, 2019, the following amounts were reclassified:

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Members (continued)

Members’ Equity paid-in	$(182,027)
Total distributable earnings	182,027

At March 31, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$1,744,639
Gross unrealized depreciation	(243,797)
Net unrealized appreciation	$1,500,842
Cost of investments	$16,500,985

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(82,728)
Unrealized appreciation	1,500,842
Other differences	(195,269)
Distributable net earnings	$1,222,845

At March 31, 2019, the Fund had $82,728 of accumulated capital loss carryforward which consisted of $82,728 short-term and $0 long-term. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the tax year ended March 31, 2019 and 2018 was as follows:

Distributions paid from:	2019	2018
Ordinary income	$66,637	$16,970
Net long-term capital gains	131,692	-
Total taxable distributions	198,329	16,970
Total distributions paid	$198,329	$16,970

For Federal income tax purposes, the Fund designated long-term capital gain dividends of $131,692 for the year ended March 31, 2019.

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ Equity from operations during the reporting period. Actual results could differ from those estimates.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

3.	INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Adviser a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s Members’ Equity as of month-end. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Members.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, commitment or non-use fees related to the Fund’s line of credit, extraordinary expenses, and any Acquired Fund Fees and Expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement is in effect until December 31, 2019, and will automatically renew for consecutive one-year terms thereafter. Neither the Fund nor the Adviser may terminate the Expense Limitation Agreement during its current term. For the six months ended September 30, 2019, the Adviser waived fees and reimbursed expenses of $118,535. At September 30, 2019, $187,082 is subject for recoupment through March 31, 2021, $244,204 is subject for recoupment through March 31, 2022, $118,535 is subject for recoupment through March 31, 2023.

Foreside Fund Services, LLC acts as distributor to the Fund; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain officers of the Fund are employees of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2019, the Fund’s allocated fees incurred for managers are reported on the Statement of Operations.

Vigilant Compliance Services, LLC provides CCO services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2019 were $5,266.

4.	RELATED PARTY TRANSACTIONS

At September 30, 2019, Members who are affiliated with the Adviser owned approximately $2,527,983 (or approximately 14% of Members’ Equity) of the Fund.

5.	ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average Members’ Equity, subject to certain minimums. UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the purchase and sale of investments, excluding short-term investments and U.S. Government securities were $1,600,000 and $3,661,589, respectively.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

7.	CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current Members’ Equity per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2018	18,015.338
Shares issued	69.234
Shares reinvested	188.505
Shares redeemed	(1,026.387)
Shares outstanding, March 31, 2019	17,246.690
Shares issued	-
Shares reinvested	-
Shares redeemed	(425.260)
Shares outstanding, September 30, 2019	16,821.430

8.	REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer ordinarily will be limited to the repurchase of approximately 25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Members will have their Shares repurchased on a pro rata basis, and tendering Members will not have all of their tendered Shares repurchased by the Fund. Members tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

9.	CREDIT FACILITY

The Fund may enter into one or more credit agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with one or more banks or other financial institutions which may or may not be affiliated with the Adviser (each, a “Financial Institution”) as chosen by the Adviser and approved by the Board. The Fund may borrow under a credit facility for a number of reasons, including without limitation, to pay fees and expenses, to make annual income distributions and to satisfy certain repurchase offers in a timely manner to ensure liquidity for the investors. To facilitate such Borrowing Transactions, the Fund may pledge its assets to the Financial Institution.

10.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11.	RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in Investment Funds.  While the Adviser will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Members will not suffer losses.  The Adviser will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – September 30, 2019 (unaudited) (continued)

12.	OTHER

As of September 30, 2019, the Fund has a member that holds 78% of the outstanding shares of the Fund.  A significant redemption by this member could affect the Fund’s liquidity and the future viability of the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

INFINITY LONG/SHORT EQUITY FUND, LLC
(a Delaware Limited Liability Company)
Other Information – September 30, 2019 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-(877)-775-7751 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Form N-Q is available and Form N-PORT will be available, without charge and upon request, on the SEC’s website at www.sec.gov.

Dividend Reinvestment Program

Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash. Distributions are taxable whether they are received in cash or reinvested in Fund Units.The Fund reserves the right to cap the aggregate amount of any income dividends and/or capital gain distributions that are made in cash (rather than being reinvested) at a total amount of not less than 20% of the total amount distributed to Members. In the event that Members submit elections in aggregate to receive more than the cap amount of such a distribution in cash, any such cap amount will be pro rated among those electing Members. For additional information about the DRIP, please contact UMB Fund Services at 1-(877)-775-7751.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Infinity Long/Short Equity Fund, LLC

By (Signature and Title)*	/s/ Jeff Vale
Jeff Vale, President
(Principal Executive Officer)

Date	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeff Vale
Jeff Vale, President
(Principal Executive Officer)

Date	December 6, 2019

By (Signature and Title)*	/s/ Phillip Jarrell
Phillip Jarrell, Treasurer
(Principal Financial Officer)

Date	December 6, 2019

* Print the name and title of each signing officer under his or her signature.